INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Total investments in associates accounted for using the equity method	₽ 8,430	₽ 8,555
Other unquoted companies accounted for at fair value through profit or loss	305
Total investments in associates	8,735	8,555
MTS Belarus
Investments in associates and joint ventures
Total investments in associates accounted for using the equity method	6,265	5,124
Zelenaya Tochka Group
Investments in associates and joint ventures
Total investments in associates accounted for using the equity method	141	1,260
YouDo
Investments in associates and joint ventures
Total investments in associates accounted for using the equity method	705	724
Sistema-Rentnaya Nedvizhimost
Investments in associates and joint ventures
Total investments in associates accounted for using the equity method		636
Other unquoted companies
Investments in associates and joint ventures
Total investments in associates accounted for using the equity method	₽ 1,319	₽ 811